Assets held for sale (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Detailed Information of Assets Held for Sale [Abstract]
Summary of Detailed Information of Assets Held for Sale
The breakdown of assets held for sale at the end of the year ended March 31, 2026, together with the related liabilities and other comprehensive income, is as follows:

	Yen in millions
	March 31,
	2025	2026

Assets held for sale
Cash and cash equivalents	—	115,932
Trade accounts and other receivables	—	229,138
Inventories	—	230,229
Investments accounted for using the equity method	—	800,635
Property, plant and equipment
Land	—	165,526
Buildings	—	428,406
Machinery and equipment	—	698,884
Other property, plant and equipment	—	16,154

Total property, plant and equipment, at cost	—	1,308,970

Less - Accumulated depreciation and impairment losses	—	(826,852)

Total property, plant and equipment, net	—	482,118

Other assets	—	158,752

Total	—	2,016,804

Liabilities directly associated with assets held for sale
Trade accounts and other payables	—	227,966
Short-term and current portion of long-term debt	—	142,256
Accrued expenses	—	86,007
Liabilities for quality assurance	—	104,227
Long-term debt	—	21,317
Other liabilities	—	112,774

Total	—	694,547

Other comprehensive income associated with assets held for sale
Other components of equity
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	—	148,535
Exchange differences on translating foreign operations	—	118,061

Total	—	266,596